Navigator Equity Hedged Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2021

Shares		Value
	EXCHANGE TRADED FUNDS - 86.1%
	EQUITY FUNDS - 86.1%
20,370	Amplify Online Retail ETF	$ 2,525,065
34,480	Invesco BuyBack Achievers ETF (a)	2,554,623
64,919	Invesco International BuyBack Achievers ETF	2,519,980
6,977	iShares Core S&P 500 ETF	2,592,095
26,087	iShares Core S&P Small-Cap ETF (a)	2,545,309
3,130	iShares PHLX Semiconductor ETF (a)	1,225,145
17,838	SPDR S&P 400 Mid Cap Growth ETF	1,258,828
31,264	SPDR S&P 400 Mid Cap Value ETF	1,754,848
20,838	SPDR S&P Metals & Mining ETF (a)	674,109
32,054	SPDR S&P Regional Banking ETF (a)	1,742,776
9,811	Vanguard Consumer Discretionary ETF	2,779,358
23,047	Vanguard Energy ETF (a)	1,254,448
3,597	Vanguard Information Technology ETF	1,263,626
	TOTAL EXCHANGE TRADED FUNDS (Cost - $23,581,204)	24,690,210

	MUTUAL FUND - 8.7%
	ASSET ALLOCATION - 8.7%
5,419,325	Navigator Sentry Managed Volatility Fund - Class I * #	2,492,890
	TOTAL MUTUAL FUND (Cost - $3,992,257)

	SHORT-TERM INVESTMENTS - 5.0%
	MONEY MARKET FUNDS - 5.0%
6,240	Dreyfus Money Market Fund, Inc. - Service Shares, 0.01% +	6,240
1,438,131	Dreyfus Treasury Obligations Cash Management Fund Institutional Class, 0.03% +	1,438,131
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,444,371)	1,444,371

	COLLATERAL FOR SECURITIES LOANED- 26.6%
7,626,962	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Shares, 0.03% + (b)	7,626,962
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $7,626,962)

	TOTAL INVESTMENTS - 126.4% (Cost - $36,644,794)	$ 36,254,433
	LIABILITIES IN EXCESS OF OTHER ASSETS - (26.4) %	(7,563,288)
	NET ASSETS - 100.0%	$ 28,691,145

ETF - Exchange-Traded Fund
* Non-income producing.
# Affiliated Security.
+ Money market fund; interest rate reflects seven-day effective yield on January 31, 2021.
(a) All or a portion of the security is on loan. Total loaned securities had a value of $9,712,011 at January 31, 2021.
(b) Security purchased with cash proceeds of securities lending collateral. Non-cash collateral amounted to $2,288,736.

Navigator Sentry Managed Volatility Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2021

Shares
	EXCHANGE TRADED NOTE - 84.8%				Value
	EQUITY FUNDS - 84.8%
400,000	iPath Series B S&P 500 VIX Short-Term Futures ETN				$ 8,432,000
	TOTAL EXCHANGE TRADED NOTE (Cost - $7,184,188)
Contracts ^		Strike Price	Expiration	Notional Amount
	OPTIONS PURCHASED * - 37.9%
	CALL OPTIONS PURCHASED - 12.1%
5,000	iPath Series B S&P 500 VIX Short-Term Futures ETN	$ 19.50	February-21	$ 9,750,000	$ 1,200,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,601,033)

	PUT OPTIONS PURCHASED - 25.8%
300	S&P 500 Index	3,720.00	February-21	111,600,000	2,571,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,861,831)

	TOTAL OPTIONS PURCHASED (Cost - $3,462,864)				3,771,000

Shares
	SHORT-TERM INVESTMENTS - 86.6%
	MONEY MARKET FUND - 86.6%
8,607,139	Dreyfus Treasury Obligations Cash Management Fund - Institutional Class, 0.03% +				8,607,139
	TOTAL SHORT-TERM INVESTMENTS (Cost - $8,607,139)

	TOTAL INVESTMENTS - 209.3% (Cost - $19,254,191)				$ 20,810,139
	TOTAL SECURITIES SOLD SHORT (Proceeds Received - $6,959,608) - (84.8) %				(8,432,000)
	OPTIONS WRITTEN (Premiums Received - $2,882,980) - (28.2) %				(2,801,500)
	OTHER ASSETS LESS LIABILITIES - 3.7%				365,779
	NET ASSETS - 100.0%				$ 9,942,418

Shares	SECURITIES SOLD SHORT - (84.8) %
	EXCHANGE TRADED NOTE - (84.8) %
	EQUITY FUND - (84.8) %
(400,000)	iPath Series B S&P 500 VIX Short-Term Futures ETN				$ (8,432,000)
	TOTAL SECURITIES SOLD SHORT (Proceeds Received - $6,959,608)

Contracts ^
	OPTIONS WRITTEN * - (28.2) %	Strike Price	Expiration	Notional Amount
	CALL OPTIONS WRITTEN - (14.1) %
(5,000)	iPath Series B S&P 500 VIX Short-Term Futures ETN	$ 18.50	February-21	$ (9,250,000)	$ (1,405,000)
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $1,818,011)

	PUT OPTIONS WRITTEN - (14.1) %
(300)	S&P 500 Index	3,580.00	February-21	(107,400,000)	(1,396,500)
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $1,064,969)

	TOTAL OPTIONS WRITTEN (Premiums Received - $2,882,980)				$ (2,801,500)

*Non-income producing.
+ Money market fund; interest rate reflects seven-day effective yield on January 31, 2021.
^ Each option contract allows the Fund to purchase/sell 100 shares of the underlying security or futures contract at the strike price.
ETN - Exchange-Traded Note

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2021

Shares							Value
		EXCHANGE TRADED FUNDS - 12.2%
		DEBT FUNDS - 12.2%
5,198,741		iShares iBoxx High Yield Corporate Bond ETF (a)					$ 452,134,505
3,500,983		SPDR Bloomberg Barclays High Yield Bond ETF					379,506,557
		TOTAL EXCHANGE TRADED FUNDS (Cost - $811,446,788)					831,641,062

		MUTUAL FUNDS - 3.1%
		DEBT FUNDS - 3.1%
12,565,739		Eaton Vance Income Fund of Boston - Institutional Shares					69,865,510
6,309,962		JPMorgan High Yield Fund - Class I					45,116,231
6,155,647		Lord Abbett High Yield Fund - Class I					45,982,685
4,723,177		Navigator Ultra Short Bond Fund - Class I #					47,515,156
		TOTAL MUTUAL FUNDS (Cost - $201,327,991)					208,479,582

Principal Amount ($)					Coupon Rate (%)	Maturity
		AGENCY BONDS - 0.3%
		GOVERNMENT SPONSORED - 0.3%
10,000,000		Federal Farm Credit Banks, 1 mo. LIBOR + 0.020% **			0.149	9/17/2021	10,002,643
10,000,000		Federal Farm Credit Banks, SOFR + 0.080% **			0.140	10/14/2022	10,006,665
		TOTAL AGENCY BONDS (Cost - $19,997,520)					20,009,308

		CORPORATE BONDS - 51.6%
		ADVERTISING & MARKETING - 0.0%
1,000,000		Outfront Media Capital LLC / Outfront Media Capital Corp. - 144A			5.000	8/15/2027	1,032,490
1,000,000		Terrier Media Buyer, Inc. - 144A			8.875	12/15/2027	1,083,125
							2,115,615
		AEROSPACE/DEFENSE - 0.8%
10,000,000		Boeing Co.			2.300	8/1/2021	10,093,363
1,250,000		Bombardier, Inc. - 144A			6.000	10/15/2022	1,242,969
1,000,000		Bombardier, Inc. - 144A			6.125	1/15/2023	1,008,500
1,250,000		Bombardier, Inc. - 144A			7.500	3/15/2025	1,171,875
750,000		Bombardier, Inc. - 144A			7.500	12/1/2024	723,754
1,750,000		Bombardier, Inc. - 144A			7.875	4/15/2027	1,642,322
2,500,000		Howmet Aerospace, Inc.			6.875	5/1/2025	2,921,875
5,000,000		Northrop Grumman Corp.			2.550	10/15/2022	5,176,209
750,000		Rolls-Royce plc - 144A			5.750	10/15/2027	803,438
750,000		Signature Aviation US Holdings, Inc. - 144A			4.000	3/1/2028	765,802
13,355,000		Spirit AeroSystems, Inc., 3 mo. LIBOR + 0.080% **			1.016	6/15/2021	13,201,878
1,000,000		Spirit AeroSystems, Inc.			4.600	6/15/2028	960,310
3,000,000		Spirit AeroSystems, Inc. - 144A			5.500	1/15/2025	3,150,000
1,750,000		TransDigm UK Holdings plc			6.875	5/15/2026	1,849,044
2,400,000		TransDigm, Inc. - 144A			4.625	1/15/2029	2,385,000
3,000,000		TransDigm, Inc.			5.500	11/15/2027	3,099,780
3,750,000		TransDigm, Inc. - 144A			6.250	3/15/2026	3,959,606
750,000		TransDigm, Inc.			6.375	6/15/2026	775,781
750,000		TransDigm, Inc.			6.500	7/15/2024	763,650
1,000,000		TransDigm, Inc. - 144A			8.000	12/15/2025	1,094,750
1,500,000		Triumph Group, Inc.			7.750	8/15/2025	1,411,875
500,000		Triumph Group, Inc. - 144A			8.875	6/1/2024	550,978
							58,752,759
		APPAREL & TEXTILE PRODUCTS- 0.1%
1,250,000		Hanesbrands, Inc. - 144A			4.875	5/15/2026	1,354,688
2,250,000		William Carter Co. - 144A			5.625	3/15/2027	2,380,781
							3,735,469
		ASSET MANAGEMENT - 0.5%
1,000,000		Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.			4.750	9/15/2024	1,054,215
1,250,000		Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.			5.250	5/15/2027	1,318,750
5,000,000		Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.			6.250	2/1/2022	5,007,500
750,000		Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.			6.250	5/15/2026	794,196
750,000		Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.			6.375	12/15/2025	777,368
1,250,000		Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.			6.750	2/1/2024	1,278,125
1,250,000		NFP Corp. - 144A			6.875	8/15/2028	1,315,500
20,738,000		TD Ameritrade Holding Corp., 3 mo. LIBOR + 0.430% **			0.644	11/1/2021	20,791,976
							32,337,630
		AUTOMOTIVE - 6.1%
1,250,000		Adient US LLC - 144A			7.000	5/15/2026	1,362,375
750,000		American Axle & Manufacturing, Inc.			6.875	7/1/2028	789,802
30,000,000		American Honda Finance Corp., 3 mo. LIBOR + 0.120% **			0.344	1/21/2022	30,017,806
38,600,000		American Honda Finance Corp., 3 mo. LIBOR + 0.350% **			0.571	6/11/2021	38,650,580
38,900,000		BMW US Capital LLC, 3 mo. LIBOR + 0.410% ** - 144A			0.634	4/12/2021	38,930,448
9,750,000		BMW US Capital LLC, 3 mo. LIBOR + 0.500% ** - 144A			0.714	8/13/2021	9,773,890
3,750,000		Clarios Global LP / Clarios US Finance Co. - 144A			6.250	5/15/2026	3,998,400
1,250,000		Clarios Global LP / Clarios US Finance Co. - 144A			8.500	5/15/2027	1,325,813
6,950,000		Daimler Finance North America LLC, 3 mo. LIBOR + 0.430% ** - 144A			0.644	2/12/2021	6,950,844
7,667,000		Daimler Finance North America LLC, 3 mo. LIBOR + 0.450% ** - 144A			0.663	2/22/2021	7,669,125
57,785,000		Daimler Finance North America LLC, 3 mo. LIBOR + 0.900% ** - 144A			1.121	2/15/2022	58,226,281
2,500,000		Stellantis NV			5.250	4/15/2023	2,732,075
3,500,000		Ford Motor Co.			8.500	4/21/2023	3,923,325
3,125,000		Ford Motor Co.			9.000	4/22/2025	3,804,578
1,000,000		Ford Motor Co.			9.625	4/22/2030	1,418,794
17,941,000		Ford Motor Credit Co. LLC			3.336	3/18/2021	17,984,166
12,476,000		Ford Motor Credit Co. LLC, 3 mo. LIBOR + 3.140% **			3.377	1/7/2022	12,694,330
500,000		Ford Motor Credit Co. LLC			4.063	11/1/2024	523,265
750,000		Ford Motor Credit Co. LLC			4.125	8/17/2027	790,312
1,500,000		Ford Motor Credit Co. LLC			4.271	1/9/2027	1,583,437
750,000		Ford Motor Credit Co. LLC			4.389	1/8/2026	798,870
1,000,000		Ford Motor Credit Co. LLC			5.113	5/3/2029	1,101,887
4,250,000		Ford Motor Credit Co. LLC			5.125	6/16/2025	4,621,875
750,000		Ford Motor Credit Co. LLC			5.584	3/18/2024	811,725
8,672,000		General Motors Co., 3 mo. LIBOR + 0.900% **			1.130	9/10/2021	8,693,901
750,000		Goodyear Tire & Rubber Co.			4.875	3/15/2027	766,181
7,126,000		Hyundai Capital America, 3 mo. LIBOR + 0.940% ** - 144A			1.174	7/8/2021	7,136,375
500,000		Jaguar Land Rover Automotive plc - 144A			7.750	10/15/2025	543,438
2,750,000		Tesla, Inc. - 144A			5.300	8/15/2025	2,866,050
40,000,000		Toyota Motor Credit Corp., 3 mo. LIBOR + 0.125% **			0.346	8/13/2021	40,017,185
29,828,000		Toyota Motor Credit Corp., 3 mo. LIBOR + 0.150% **			0.371	2/14/2022	29,866,198
50,000,000		Toyota Motor Credit Corp., 3 mo. LIBOR + 0.290% **			0.527	10/7/2021	50,111,730
19,600,000		Volkswagen Group of America Finance LLC, 3 mo. LIBOR + 0.860% ** - 144A			1.098	9/24/2021	19,700,535
6,100,000		Volkswagen Group of America Finance LLC - 144A			4.000	11/12/2021	6,274,099
							416,459,695

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Principal Amount ($)					Coupon Rate (%)	Maturity	Value
		CORPORATE BONDS - 51.6% (continued)
		BANKING - 8.5%
35,875,000		Australia & New Zealand Banking Group Ltd., 3 mo. LIBOR + 0.460% ** - 144A			0.682	5/17/2021	$ 35,925,249
20,000,000		Bank of Montreal, 3 mo. LIBOR + 0.400% **			0.630	9/10/2021	20,048,225
12,000,000		BNZ International Funding Ltd. - 144A			2.750	3/2/2021	12,025,511
2,500,000		CIT Group, Inc.			5.000	8/1/2023	2,736,200
28,196,000		Citibank NA, 3 mo. LIBOR + 0.570% **			0.788	7/23/2021	28,256,885
25,100,000		Citigroup, Inc., 3 mo. LIBOR + 0.960% **			1.178	4/25/2022	25,355,757
10,994,000		Citigroup, Inc., 3 mo. LIBOR + 1.190% **			1.404	8/2/2021	11,058,734
34,000,000		Citigroup, Inc., 3 mo. LIBOR + 1.380% **			1.620	3/30/2021	34,071,045
17,340,000		Citizens Bank NA/Providence RI, 3 mo. LIBOR + 0.720% **			0.941	2/14/2022	17,428,185
45,000,000		Credit Suisse AG/New York NY, SOFR +0.450% **			0.530	2/4/2022	45,144,137
1,375,000		Deutsche Bank AG, 5 yr. USD Swaps + 2.248% **			4.296	5/24/2028	1,411,479
1,250,000		Deutsche Bank AG/New York NY, 5 yr. USD Swaps + 2.553% **			4.875	12/1/2032	1,337,369
7,680,000		Discover Bank			3.200	8/9/2021	7,775,341
6,060,000		DNB Bank ASA, 3 mo. LIBOR + 1.070% ** - 144A			1.298	6/2/2021	6,080,837
750,000		Fifth Third Bancorp, 3 mo. LIBOR + 3.033% **			5.100	12/29/2049	765,000
16,924,000		Huntington National Bank, 3 mo. LIBOR + 0.550% **			0.775	2/5/2021	16,924,858
25,000,000		Macquarie Bank Ltd., 3 mo. LIBOR + 0.450% ** - 144A			0.682	8/6/2021	25,052,586
7,686,000		Manufacturers & Traders Trust Co., 3 mo. LIBOR + 0.640% **			0.865	12/1/2021	7,687,838
57,750,000		Toronto-Dominion Bank, 3 mo. LIBOR + 0.300% **			0.514	7/30/2021	57,835,264
1,375,000		UniCredit SpA, 5 yr. USD Swaps + 4.750% ** - 144A			5.459	6/30/2035	1,479,363
500,000		UniCredit SpA, 5 yr. USD Swaps + 3.703% ** - 144A			5.861	6/19/2032	554,952
875,000		UniCredit SpA, 5 yr. USD Swaps + 4.914% ** - 144A			7.296	4/2/2034	1,039,063
75,000,000		US Bank NA/Cincinnati OH, 3 mo. LIBOR + 0.180% **			0.404	1/21/2022	75,108,065
15,000,000		US Bank NA/Cincinnati OH, 3 mo. LIBOR + 0.320% **			0.535	4/26/2021	15,007,470
55,531,000		Wells Fargo & Co., 3 mo. LIBOR + 0.930% **			1.144	2/11/2022	55,542,870
11,555,000		Wells Fargo & Co., 3 mo. LIBOR + 1.025% **			1.240	7/26/2021	11,610,387
40,200,000		Wells Fargo & Co., 3 mo. LIBOR + 1.340% **			1.571	3/4/2021	40,246,617
21,914,000		Wells Fargo & Co.			2.100	7/26/2021	22,114,572
							579,623,859
		BEVERAGES - 0.5%
31,722,000		Keurig Dr Pepper, Inc.			3.551	5/25/2021	32,050,432

		BIOTECH & PHARMA - 2.5%
25,000,000		AbbVie, Inc.			2.150	11/19/2021	25,360,665
34,080,000		AbbVie, Inc., 3 mo. LIBOR + 0.350% - 144A **			0.563	5/21/2021	34,109,510
35,000,000		AbbVie, Inc., 3 mo. LIBOR + 0.460% - 144A **			0.691	11/19/2021	35,106,625
2,625,000		Bausch Health Americas, Inc. - 144A			8.500	1/31/2027	2,916,677
3,125,000		Bausch Health Cos, Inc. - 144A			5.000	1/30/2028	3,223,594
1,250,000		Bausch Health Cos, Inc. - 144A			5.250	1/30/2030	1,292,100
2,625,000		Bausch Health Cos, Inc. - 144A			6.125	4/15/2025	2,692,463
1,250,000		Bausch Health Cos, Inc. - 144A			9.000	12/15/2025	1,374,469
51,720,000		Bayer U.S. Finance II LLC, 3 mo. LIBOR + 0.630% - 144A **			0.881	6/25/2021	51,820,113
1,000,000		Endo Dac / Endo Finance LLC / Endo Finco, Inc. -144A			9.500	7/31/2027	1,144,375
2,000,000		Teva Pharmaceutical Finance Netherlands III BV			2.800	7/21/2023	1,986,480
3,000,000		Teva Pharmaceutical Finance Netherlands III BV			3.150	10/1/2026	2,867,475
1,500,000		Teva Pharmaceutical Finance Netherlands III BV			6.000	4/15/2024	1,583,213
1,000,000		Teva Pharmaceutical Finance Netherlands III BV			6.750	3/1/2028	1,120,675
1,250,000		Teva Pharmaceutical Finance Netherlands III BV			7.125	1/31/2025	1,378,775
							167,977,209
		CABLE & SATELLITE - 0.9%
1,250,000		Altice Financing SA - 144A			5.000	1/15/2028	1,282,894
4,125,000		Altice Financing SA - 144A			7.500	5/15/2026	4,331,250
6,125,000		CCO Holdings LLC / CCO Holdings Capital Corp. - 144A			4.000	3/1/2023	6,199,756
1,625,000		CCO Holdings LLC / CCO Holdings Capital Corp. - 144A			4.250	2/1/2031	1,671,719
1,750,000		CCO Holdings LLC / CCO Holdings Capital Corp. - 144A			4.500	5/1/2032	1,822,187
2,750,000		CCO Holdings LLC / CCO Holdings Capital Corp. - 144A			4.500	8/15/2030	2,899,531
2,625,000		CCO Holdings LLC / CCO Holdings Capital Corp. - 144A			4.750	3/1/2030	2,795,546
1,750,000		CCO Holdings LLC / CCO Holdings Capital Corp. - 144A			5.000	2/1/2028	1,840,125
1,000,000		CCO Holdings LLC / CCO Holdings Capital Corp. - 144A			5.125	5/1/2027	1,051,155
1,375,000		CCO Holdings LLC / CCO Holdings Capital Corp. - 144A			5.375	6/1/2029	1,493,442
1,750,000		CCO Holdings LLC / CCO Holdings Capital Corp. - 144A			5.875	5/1/2027	1,820,437
1,200,000		Cequel Communications Holdings I LLC / Cequel Capital Corp. - 144A			7.500	4/1/2028	1,291,662
2,250,000		CSC Holdings LLC - 144A			3.375	2/15/2031	2,198,475
875,000		CSC Holdings LLC - 144A			4.125	12/1/2030	896,000
2,000,000		CSC Holdings LLC - 144A			4.625	12/1/2030	2,042,770
2,500,000		CSC Holdings LLC - 144A			5.750	1/15/2030	2,696,887
1,875,000		CSC Holdings LLC - 144A			6.500	2/1/2029	2,089,453
500,000		CSC Holdings LLC - 144A			7.500	4/1/2028	555,692
500,000		DISH DBS Corp.			5.000	3/15/2023	515,650
1,875,000		DISH DBS Corp.			5.875	11/15/2024	1,945,753
2,000,000		DISH DBS Corp.			7.750	7/1/2026	2,187,530
2,000,000		LCPR Senior Secured Financing DAC - 144A			6.750	10/15/2027	2,158,060
1,000,000		Radiate Holdco, LLC / Radiate Finance, Inc. - 144A			6.500	9/15/2028	1,054,375
4,250,000		Sirius XM Radio, Inc. - 144A			3.875	8/1/2022	4,298,663
1,625,000		Sirius XM Radio, Inc. - 144A			4.125	7/1/2030	1,677,715
500,000		Sirius XM Radio, Inc. - 144A			5.375	7/15/2026	520,500
1,750,000		Sirius XM Radio, Inc. - 144A			5.500	7/1/2029	1,911,341
750,000		Virgin Media Secured Finance PLC - 144A			5.000	7/15/2030	772,500
2,250,000		Virgin Media Secured Finance PLC - 144A			5.500	5/15/2029	2,429,235
750,000		Ziggo Bond Co. BV - 144A			6.000	1/15/2027	787,031
1,000,000		Ziggo BV - 144A			4.875	1/15/2030	1,049,980
							60,287,314
Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Principal Amount ($)					Coupon Rate (%)	Maturity	Value
		CORPORATE BONDS - 51.6% (continued)
		CHEMICALS - 0.4%
1,500,000		Avient Corp. - 144A			5.750	5/15/2025	$ 1,593,750
1,000,000		Axalta Coating Systems LLC - 144A			4.750	6/15/2027	1,050,249
1,000,000		Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV			5.375	5/15/2027	1,078,125
1,000,000		Chemours Co.			5.125	10/15/2027	1,041,970
1,000,000		Methanex Corp.			5.250	12/15/2029	1,048,750
7,708,000		Methanex Corp.			3.750	11/15/2021	7,845,098
1,000,000		Mosaic Co. - 144A			5.250	6/1/2027	1,043,750
3,625,000		NOVA Chemicals Corp. - 144A			5.250	8/1/2023	3,645,354
2,000,000		NOVA Chemicals Corp. - 144A			4.625	10/15/2025	2,073,400
1,750,000		OCI NV - 144A			9.500	6/1/2025	2,179,625
1,750,000		Olin Corp. - 144A			6.500	4/15/2026	1,806,875
1,000,000		Tronox, Inc. - 144A			3.625	6/15/2031	1,005,000
750,000		Valvoline, Inc. - 144A			4.250	2/15/2030	784,875
750,000		Valvoline, Inc. - 144A			4.875	6/15/2027	787,458
							26,984,279
		COMMERICAL SUPPORT SERVICES - 0.3%
1,750,000		ADT Security Corp.			3.500	7/15/2022	1,800,032
4,250,000		Allied Universal Holdco LLC / Allied Universal Finance Corp. - 144A			6.625	7/15/2026	4,557,912
625,000		Allied Universal Holdco LLC / Allied Universal Finance Corp. - 144A			9.750	7/15/2027	682,337
1,000,000		Aramark Services, Inc. - 144A			5.000	2/1/2028	1,043,750
2,250,000		Aramark Services, Inc. - 144A			6.375	5/1/2025	2,396,812
500,000		Covanta Holding Corp.			5.000	9/1/2030	525,625
2,250,000		GFL Environmental, Inc. - 144A			3.750	8/1/2025	2,299,219
1,750,000		GFL Environmental, Inc. - 144A			4.250	6/1/2025	1,805,781
2,500,000		Prime Security Services Borrower LLC / Prime Finance, Inc. - 144A			5.250	4/15/2024	2,662,500
1,750,000		Prime Security Services Borrower LLC / Prime Finance, Inc. - 144A			5.750	4/15/2026	1,918,088
							19,692,056
		CONSTRUCTION MATERIALS - 0.1%
1,000,000		Standard Industries, Inc. - 144A			3.375	1/15/2031	988,750
1,500,000		Standard Industries, Inc. - 144A			4.375	7/15/2030	1,594,178
1,750,000		Standard Industries, Inc. - 144A			4.750	1/15/2028	1,846,775
500,000		Summit Materials LLC / Summit Materials Finance Corp. - 144A			5.250	1/15/2029	526,875
							4,956,578
		CONSUMER SERVICES - 0.0%
1,000,000		Service Corp. International			3.375	8/15/2030	1,016,875
1,750,000		Service Corp. International			5.125	6/1/2029	1,929,025
							2,945,900
		CONTAINERS & PACKAGING - 0.3%
2,250,000		Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. - 144A			5.250	8/15/2027	2,340,562
2,750,000		Ball Corp.			2.875	8/15/2030	2,740,512
1,750,000		Ball Corp.			4.000	11/15/2023	1,873,594
2,000,000		Ball Corp.			5.250	7/1/2025	2,274,560
1,625,000		Berry Global, Inc. - 144A			5.625	7/15/2027	1,731,641
1,250,000		Crown Americas LLC / Crown Americas Capital Corp. IV			4.500	1/15/2023	1,314,062
750,000		Flex Acquisition Co., Inc. - 144A			6.875	1/15/2025	764,062
3,250,000		LABL Escrow Issuer LLC - 144A			6.750	7/15/2026	3,500,494
1,000,000		Mauser Packaging Solutions Holding Co. - 144A			5.500	4/15/2024	1,012,710
1,250,000		Mauser Packaging Solutions Holding Co. - 144A			7.250	4/15/2025	1,233,750
750,000		Owens-Brockway Glass Container, Inc. -144A			6.625	5/13/2027	813,975
1,250,000		Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC / Reynolds Group Issuer Lu -144A			4.000	10/15/2027	1,259,000
1,500,000		Sealed Air Corp. - 144A			4.875	12/1/2022	1,574,063
500,000		Sealed Air Corp. - 144A			5.250	4/1/2023	529,948
750,000		Trivium Packaging Finance BV - 144A			8.500	8/15/2027	815,081
							23,778,014

		ELECTRIC UTILITIES - 2.1%
6,000,000		Calpine Corp. - 144A			3.750	3/1/2031	5,844,000
1,000,000		Calpine Corp. - 144A			5.000	2/1/2031	1,029,000
2,500,000		Calpine Corp. - 144A			5.125	3/15/2028	2,584,787
16,380,000		CenterPoint Energy, Inc.			3.600	11/1/2021	16,783,140
1,250,000		Clearway Energy Operating LLC - 144A			4.750	3/15/2028	1,346,625
18,250,000		Duke Energy Corp.			1.800	9/1/2021	18,394,196
20,000,000		NextEra Energy Capital Holdings, Inc., 3 mo. LIBOR + 0.480% **			0.700	5/4/2021	20,022,746
13,218,000		NextEra Energy Capital Holdings, Inc., 3 mo. LIBOR + 0.550% **			0.774	8/28/2021	13,223,698
1,750,000		NextEra Energy Operating Partners LP - 144A			4.250	7/15/2024	1,857,363
1,250,000		NRG Energy, Inc. - 144A			5.250	6/15/2029	1,377,894
3,500,000		NRG Energy, Inc.			6.625	1/15/2027	3,682,315
2,250,000		PG&E Corp.			5.000	7/1/2028	2,430,675
14,892,000		Public Service Enterprise Group, Inc.			2.000	11/15/2021	15,065,927
21,550,000		Sempra Energy, 3 mo. LIBOR + 0.450% **			0.667	3/15/2021	21,561,328
9,600,000		Southern California Edison Co., 3 mo. LIBOR + 0.270% **			0.501	12/3/2021	9,608,584
4,556,000		Southern Co.			2.350	7/1/2021	4,588,927
2,625,000		Talen Energy Supply LLC - 144A			7.250	5/15/2027	2,780,374
750,000		TerraForm Power Operating LLC - 144A			4.250	1/31/2023	773,565
875,000		TerraForm Power Operating LLC - 144A			5.000	1/31/2028	972,891
1,125,000		Vistra Operations Co. LLC - 144A			5.625	2/15/2027	1,192,838
							145,120,873
		ELECTRICAL EQUIPMENT - 0.1%
1,750,000		Sensata Technologies BV - 144A			5.000	10/1/2025	1,932,656
1,750,000		Sensata Technologies, Inc. - 144A			3.750	2/15/2031	1,798,195
1,500,000		Vertical US Newco, Inc. - 144A			5.250	7/15/2027	1,577,813
2,750,000		WESCO Distribution, Inc. - 144A			7.125	6/15/2025	3,001,144
							8,309,808

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Principal Amount ($)					Coupon Rate (%)	Maturity	Value
		CORPORATE BONDS - 51.6% (continued)
		ENGINEERING & CONSTRUCTION - 0.0%
500,000		Fluor Corp.			4.250	9/15/2028	$ 505,820

		ENTERTAINMENT CONTENT - 0.2%
1,875,000		AMC Networks, Inc.			4.750	8/1/2025	1,934,072
2,750,000		AMC Networks, Inc.			4.750	12/15/2022	2,760,244
3,500,000		Diamond Sports Group LLC / Diamond Sports Finance Co. - 144A			5.375	8/15/2026	2,830,625
750,000		Lions Gate Capital Holdings, LLC -144A			5.875	11/1/2024	768,206
5,040,000		TWDC Enterprises 18 Corp., 3 mo. LIBOR + 0.390% **			0.620	3/4/2022	5,060,901
1,000,000		Univision Communications, Inc. - 144A			6.625	6/1/2027	1,053,575
750,000		ViacomCBS, Inc., 3mo. LIBOR + 3.899% **			6.250	2/28/2057	843,540
							15,251,163
		FOOD - 2.8%
23,855,000		Campbell Soup Co., 3 mo. LIBOR + 0.630% **			0.847	3/15/2021	23,871,378
36,825,000		Campbell Soup Co.			3.300	3/15/2021	36,959,676
26,800,000		Danone S.A. - 144A			2.077	11/2/2021	27,120,379
40,175,000		General Mills, Inc., 3 mo. LIBOR + 0.540% **			0.763	4/16/2021	40,217,989
17,475,000		General Mills, Inc.			3.200	4/16/2021	17,582,926
1,000,000		HLF Financing Sarl, LLC / Herbalife International, Inc. - 144A			7.250	8/15/2026	1,057,500
2,000,000		JBS USA LUX SA / JBS USA Food Co / JBS USA Finance, Inc. - 144A			5.500	1/15/2030	2,272,880
1,250,000		Kraft Heinz Foods Co.			3.875	5/15/2027	1,369,046
1,625,000		Kraft Heinz Foods Co.			4.250	3/1/2031	1,829,413
2,500,000		Kraft Heinz Foods Co.			4.625	1/30/2029	2,854,697
3,000,000		Pilgrim's Pride Corp. - 144A			5.750	3/15/2025	3,071,550
1,000,000		Pilgrim's Pride Corp. - 144A			5.875	9/30/2027	1,065,450
1,250,000		Post Holdings, Inc. - 144A			4.625	4/15/2030	1,303,413
1,750,000		Post Holdings, Inc. - 144A			5.500	12/15/2029	1,903,116
3,500,000		Post Holdings, Inc. - 144A			5.750	3/1/2027	3,677,188
3,250,000		TreeHouse Foods, Inc. - 144A			6.000	2/15/2024	3,315,341
23,773,000		Tyson Foods, Inc.			2.250	8/23/2021	24,037,314
							193,509,256
		HEALTHCARE FACILITIES & SERVICES - 2.7%
1,000,000		Acadia Healthcare Co., Inc. - 144A			5.000	4/15/2029	1,055,000
750,000		Acadia Healthcare Co., Inc.			5.625	2/15/2023	753,750
4,000,000		Centene Corp.			3.000	10/15/2030	4,188,800
1,625,000		Centene Corp.			3.375	2/15/2030	1,704,731
1,750,000		Centene Corp.			4.250	12/15/2027	1,855,350
3,250,000		Centene Corp.			4.625	12/15/2029	3,607,500
1,000,000		Centene Corp.			4.750	1/15/2025	1,026,360
6,000,000		Centene Corp.			4.750	1/15/2025	6,158,160
1,750,000		CHS/Community Health Systems, Inc. - 144A			6.625	2/15/2025	1,845,506
2,125,000		CHS/Community Health Systems, Inc. - 144A			8.000	3/15/2026	2,286,500
1,250,000		CHS/Community Health Systems, Inc. - 144A			8.000	12/15/2027	1,363,281
39,539,000		Cigna Corp.			3.400	9/17/2021	40,310,513
30,548,000		CVS Health Corp., 3 mo. LIBOR + 0.720% **			0.950	3/9/2021	30,570,831
49,294,000		CVS Health Corp.			3.350	3/9/2021	49,444,861
1,500,000		DaVita, Inc. - 144A			3.750	2/15/2031	1,490,625
1,250,000		DaVita, Inc. - 144A			4.625	6/1/2030	1,314,781
1,500,000		Encompass Health Corp.			4.500	2/1/2028	1,564,410
500,000		Encompass Health Corp.			4.750	2/1/2030	538,640
2,375,000		HCA, Inc.			3.500	9/1/2030	2,464,017
1,750,000		HCA, Inc.			5.375	2/1/2025	1,967,394
1,375,000		HCA, Inc.			5.625	9/1/2028	1,612,799
2,750,000		HCA, Inc.			5.875	2/15/2026	3,148,750
1,625,000		IQVIA, Inc. - 144A			5.000	5/15/2027	1,714,120
2,000,000		Jaguar Holding Co. II / PPD Development LP - 144A			4.625	6/15/2025	2,100,760
2,250,000		Legacy LifePoint Health LLC - 144A			6.750	4/15/2025	2,407,500
1,125,000		MEDNAX, Inc. - 144A			6.250	1/15/2027	1,205,179
2,750,000		Molina Healthcare, Inc.			5.375	11/15/2022	2,916,719
1,000,000		RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. - 144A			9.750	12/1/2026	1,092,300
750,000		Select Medical Corp. - 144A			6.250	8/15/2026	803,558
750,000		Tenet Healthcare Corp. - 144A			4.625	6/15/2028	788,906
875,000		Tenet Healthcare Corp. - 144A			4.875	1/1/2026	913,824
750,000		Tenet Healthcare Corp.			5.125	5/1/2025	760,793
1,250,000		Tenet Healthcare Corp. - 144A			5.125	11/1/2027	1,321,875
3,000,000		Tenet Healthcare Corp. - 144A			6.125	10/1/2028	3,148,125
1,500,000		Tenet Healthcare Corp.			6.750	6/15/2023	1,629,000
1,000,000		Tenet Healthcare Corp.			7.000	8/1/2025	1,035,625
							182,110,843
		HOME & OFFICE PRODUCTS - 0.0%
2,500,000		Newell Brands, Inc.			4.875	6/1/2025	2,756,250

		HOME CONSTRUCTION - 0.2%
1,250,000		Cornerstone Building Brands, Inc. - 144A			6.125	1/15/2029	1,308,594
1,250,000		Griffon Corp.			5.750	3/1/2028	1,323,437
1,500,000		Lennar Corp.			4.750	11/29/2027	1,774,635
2,000,000		Lennar Corp.			4.875	12/15/2023	2,207,500
875,000		Mattamy Group Corp. - 144A			4.625	3/1/2030	909,318
1,750,000		PulteGroup, Inc.			5.000	1/15/2027	2,082,964
500,000		Taylor Morrison Communities, Inc. - 144A			5.125	8/1/2030	550,938
500,000		Taylor Morrison Communities, Inc. - 144A			5.875	6/15/2027	566,000
500,000		Toll Brothers Finance Corp.			3.800	11/1/2029	542,500
500,000		Williams Scotsman International, Inc. -144A			4.625	8/15/2028	515,938
							11,781,824
Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Principal Amount ($)					Coupon Rate (%)	Maturity	Value
		CORPORATE BONDS - 51.6% (continued)
		HOUSEHOLD PRODUCTS - 0.1%
1,000,000		Edgewell Personal Care Co. - 144A			5.500	6/1/2028	$ 1,071,115
1,000,000		Energizer Holdings, Inc. - 144A			4.375	3/31/2029	1,024,000
1,250,000		Energizer Holdings, Inc. - 144A			4.750	6/15/2028	1,304,750
3,250,000		Prestige Brands, Inc. - 144A			6.375	3/1/2024	3,319,063
							6,718,928
		INDUSTRIAL SUPPORT SERVICES - 0.1%
625,000		Core & Main LP - 144A			6.125	8/15/2025	640,234
750,000		H&E Equipment Services, Inc. - 144A			3.875	12/15/2028	747,600
1,500,000		United Rentals North America, Inc.			4.000	7/15/2030	1,584,375
2,000,000		United Rentals North America, Inc.			4.875	1/15/2028	2,135,000
2,500,000		Wolverine Escrow LLC - 144A			13.125	11/15/2027	2,081,250
							7,188,459
		INSTITUTIONAL FINANCIAL SERVICES - 2.7%
75,000,000		Goldman Sachs Group, Inc.			0.481	1/27/2023	75,025,969
48,662,000		Morgan Stanley			2.625	11/17/2021	49,568,540
35,000,000		Morgan Stanley, SOFR + 0.700% **			0.741	1/20/2023	35,167,119
25,000,000		Nasdaq, Inc.			0.445	12/21/2022	25,025,642
							184,787,270
		INSURANCE - 4.3%
1,000,000		Acrisure LLC / Acrisure Finance, Inc. - 144A			7.000	11/15/2025	1,030,625
3,500,000		Acrisure LLC / Acrisure Finance, Inc. - 144A			8.125	2/15/2024	3,661,857
750,000		Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer - 144A			6.750	10/15/2027	794,392
16,270,000		Allstate Corp., 3 mo. LIBOR + 0.430% **			0.681	3/29/2021	16,282,564
1,250,000		Genworth Holdings, Inc.			7.625	9/24/2021	1,253,125
1,500,000		HUB International Ltd. - 144A			7.000	5/1/2026	1,557,923
98,250,000		Jackson National Life Global Funding, SOFR + 0.500% - 144A **			0.577	5/27/2021	98,328,762
25,000,000		MassMutual Global Funding II, 3 mo. LIBOR + 0.125% - 144A **			0.356	3/4/2021	25,001,393
25,000,000		MassMutual Global Funding II, 3 mo. LIBOR + 0.150% - 144A **			0.387	1/7/2022	25,016,323
25,000,000		MET Tower Global Funding, SOFR + 0.550% - 144A**			0.609	1/17/2023	25,172,053
35,000,000		Metropolitan Life Global Funding I, SOFR + 0.500% - 144A **			0.578	5/28/2021	35,046,362
14,500,000		Metropolitan Life Global Funding I, SOFR + 0.570% - 144A **			0.633	1/13/2023	14,609,332
40,000,000		New York Life Global Funding, 3 mo. LIBOR + 0.280% - 144A **			0.504	1/21/2022	40,104,226
1,500,000		Radian Group, Inc.			6.625	3/15/2025	1,694,325
							289,553,262
		INTERNET MEDIA & SERVICES - 0.3%
1,500,000		ANGI Group LLC - 144A			3.875	8/15/2028	1,497,187
750,000		Match Group Holdings II LLC - 144A			4.125	8/1/2030	773,790
1,500,000		Netflix, Inc. - 144A			3.625	6/15/2025	1,632,188
1,500,000		Netflix, Inc.			4.375	11/15/2026	1,717,988
1,250,000		Netflix, Inc.			4.875	4/15/2028	1,471,234
1,000,000		Netflix, Inc. - 144A			5.375	11/15/2029	1,248,750
1,500,000		Netflix, Inc.			5.500	2/15/2022	1,572,188
1,375,000		Netflix, Inc.			5.875	11/15/2028	1,727,344
750,000		Netflix, Inc.			6.375	5/15/2029	970,785
1,125,000		Photo Holdings Merger Sub, Inc. - 144A			8.500	10/1/2026	1,188,810
1,000,000		Uber Technologies, Inc. - 144A			6.250	1/15/2028	1,076,250
1,000,000		Uber Technologies, Inc. - 144A			7.500	5/15/2025	1,072,510
1,125,000		Uber Technologies, Inc. - 144A			7.500	9/15/2027	1,235,306
1,000,000		Uber Technologies, Inc. - 144A			8.000	11/1/2026	1,079,375
2,000,000		VeriSign, Inc.			5.250	4/1/2025	2,261,250
							20,524,955
		LEISURE FACILITIES & SERVICES - 2.4%
3,000,000		1011778 BC ULC / New Red Finance, Inc. - 144A			3.500	2/15/2029	3,000,000
4,250,000		1011778 BC ULC / New Red Finance, Inc. - 144A			4.000	10/15/2030	4,239,375
1,422,000		1011778 BC ULC / New Red Finance, Inc. - 144A			4.250	5/15/2024	1,448,421
875,000		1011778 BC ULC / New Red Finance, Inc. - 144A			5.750	4/15/2025	935,506
750,000		AMC Entertainment Holdings, Inc. - 144A			10.500	4/15/2025	766,406
1,250,000		AMC Entertainment Holdings, Inc. - 144A			10.500	4/24/2026	1,256,250
1,000,000		Boyd Gaming Corp.			4.750	12/1/2027	1,030,625
1,250,000		Boyd Gaming Corp.			6.000	8/15/2026	1,295,312
2,625,000		Caesars Entertainment, Inc. - 144A			6.250	7/1/2025	2,780,623
1,250,000		Caesars Entertainment, Inc. - 144A			8.125	7/1/2027	1,373,506
1,625,000		Caesars Resort Collection LLC / CRC Finco, Inc. - 144A			5.250	10/15/2025	1,623,936
1,000,000		Carnival Corp. - 144A			10.500	2/1/2026	1,162,500
500,000		Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op			5.375	4/15/2027	502,187
500,000		Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op			5.375	6/1/2024	501,250
500,000		Churchill Downs, Inc. - 144A			4.750	1/15/2028	521,157
750,000		Cinemark USA, Inc.			4.875	6/1/2023	722,344
1,500,000		Dave & Buster's, Inc. - 144A			7.625	11/1/2025	1,578,750
1,750,000		Golden Nugget, Inc. - 144A			6.750	10/15/2024	1,756,212
1,500,000		Hilton Domestic Operating Co., Inc.			4.875	1/15/2030	1,619,700
1,250,000		Hilton Domestic Operating Co., Inc. - 144A			5.375	5/1/2025	1,320,313
2,250,000		Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.			4.875	4/1/2027	2,357,100
750,000		International Game Technology plc - 144A			6.250	1/15/2027	858,281
1,250,000		International Game Technology plc - 144A			6.500	2/15/2025	1,387,500
500,000		IRB Holding Corp. - 144A			6.750	2/15/2026	516,875
1,625,000		IRB Holding Corp. - 144A			7.000	6/15/2025	1,764,149
1,000,000		Live Nation Entertainment, Inc. - 144A			4.750	10/15/2027	1,004,065
1,500,000		Live Nation Entertainment, Inc. - 144A			6.500	5/15/2027	1,668,285
7,629,000		Marriott International, Inc./MD			2.875	3/1/2021	7,626,162
17,640,000		Marriott International, Inc./MD, 3 mo. LIBOR + 0.650% **			0.876	3/8/2021	17,644,837
71,650,000		McDonald's Corp., 3 mo. LIBOR + 0.430% **			0.649	10/28/2021	71,863,187
1,000,000		MGM Resorts International			4.750	10/15/2028	1,045,630
2,875,000		MGM Resorts International			6.750	5/1/2025	3,082,575
1,250,000		NCL Corp Ltd. - 144A			10.250	2/1/2026	1,446,875
1,500,000		Royal Caribbean Cruises Ltd. - 144A			9.125	6/15/2023	1,625,625
2,000,000		Scientific Games International, Inc. - 144A			8.250	3/15/2026	2,118,180
1,000,000		Six Flags Entertainment Corp. - 144A			4.875	7/31/2024	994,130
1,000,000		Station Casinos LLC - 144A			4.500	2/15/2028	981,875
2,750,000		Studio City Finance Ltd. - 144A			7.250	2/11/2024	2,855,531
750,000		Viking Cruises Ltd. - 144A			13.000	5/15/2025	877,969
1,000,000		Viking Cruises Ltd. - 144A			5.875	9/15/2027	969,015
Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Principal Amount ($)					Coupon Rate (%)	Maturity	Value
		CORPORATE BONDS - 51.6% (continued)
		LEISURE FACILITIES & SERVICES - 2.4% (continued)
1,250,000		Wyndham Destinations, Inc. - 144A			6.625	7/31/2026	$ 1,397,563
750,000		Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. - 144A			5.250	5/15/2027	762,844
2,000,000		Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. - 144A			5.500	3/1/2025	2,067,500
750,000		Wynn Macau Ltd. - 144A			5.500	1/15/2026	775,088
1,750,000		Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. - 144A			7.750	4/15/2025	1,881,311
3,000,000		Yum! Brands, Inc.			3.625	3/15/2031	2,947,200
1,375,000		Yum! Brands, Inc. - 144A			4.750	1/15/2030	1,477,988
							163,431,713
		LEISURE PRODUCTS - 0.1%
1,500,000		Mattel, Inc. - 144A			5.875	12/15/2027	1,656,908
2,250,000		Mattel, Inc. - 144A			6.750	12/31/2025	2,365,425
							4,022,333
		MACHINERY - 1.3%
10,000,000		Caterpillar Financial Services Corp., 3 mo. LIBOR + 0.200% **			0.414	11/12/2021	10,015,071
20,000,000		Caterpillar Financial Services Corp., 3 mo. LIBOR + 0.220% **			0.457	1/6/2022	20,038,291
49,000,000		Caterpillar Financial Services Corp., 3 mo. LIBOR + 0.390% **			0.612	5/17/2021	49,053,352
10,500,000		John Deere Capital Corp., 3 mo. LIBOR + 0.400% **			0.625	6/7/2021	10,514,514
500,000		MTS Systems Corp. - 144A			5.750	8/15/2027	544,350
750,000		Titan Acquisition Ltd. / Titan Co.-Borrower LLC - 144A			7.750	4/15/2026	765,000
							90,930,578
		MEDICAL EQUIPMENT & DEVICES - 0.1%
4,000,000		Hologic, Inc. - 144A			3.250	2/15/2029	4,067,500
1,000,000		Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA - 144A			7.250	2/1/2028	1,071,875
							5,139,375
		METALS & MINING - 0.2%
1,000,000		Alcoa Nederland Holding BV - 144A			5.500	12/15/2027	1,077,630
625,000		Cleveland-Cliffs, Inc. - 144A			6.750	3/15/2026	673,306
2,250,000		Cleveland-Cliffs, Inc. - 144A			9.875	10/17/2025	2,640,937
3,000,000		First Quantum Minerals Ltd. - 144A			6.875	10/15/2027	3,239,790
1,750,000		FMG Resources August 2006 Pty Ltd. - 144A			4.500	9/15/2027	1,925,315
2,250,000		Freeport-McMoRan, Inc.			4.125	3/1/2028	2,370,769
875,000		Freeport-McMoRan, Inc.			4.250	3/1/2030	949,375
1,500,000		Freeport-McMoRan, Inc.			4.375	8/1/2028	1,592,325
1,750,000		Novelis Corp. - 144A			4.750	1/30/2030	1,843,800
							16,313,247
		OIL & GAS PRODUCERS - 2.2%
3,000,000		Aker BP ASA - 144A			5.875	3/31/2025	3,092,786
1,750,000		Antero Midstream Partners LP / Antero Midstream Finance Corp. - 144A			5.750	3/1/2027	1,748,578
1,250,000		Antero Resources Corp.			5.000	3/1/2025	1,186,250
1,250,000		Apache Corp.			4.375	10/15/2028	1,251,875
1,000,000		Apache Corp.			4.625	11/15/2025	1,021,875
1,750,000		Apache Corp.			4.875	11/15/2027	1,800,750
3,500,000		Buckeye Partners LP			4.150	7/1/2023	3,602,427
1,625,000		Buckeye Partners LP - 144A			4.500	3/1/2028	1,682,557
750,000		Calumet Specialty Products Partners LP / Calumet Finance Corp. - 144A			11.000	4/15/2025	744,367
1,500,000		Cenovus Energy, Inc.			5.375	7/15/2025	1,694,273
1,500,000		Cheniere Energy Partners LP			4.500	10/1/2029	1,610,265
2,750,000		Cheniere Energy Partners LP			5.625	10/1/2026	2,871,550
1,500,000		Cheniere Energy, Inc. - 144A			4.625	10/15/2028	1,565,940
28,000,000		Chevron Corp., 3 mo. LIBOR + 0.950% **			1.171	5/16/2021	28,076,130
2,000,000		Citgo Holding, Inc. - 144A			9.250	8/1/2024	1,923,750
2,000,000		CNX Resources Corp. - 144A			7.250	3/14/2027	2,153,100
2,250,000		Comstock Resources, Inc.			9.750	8/15/2026	2,399,062
1,000,000		Continental Resources, Inc./OK - 144A			5.750	1/15/2031	1,083,800
750,000		Continental Resources, Inc./OK			3.800	6/1/2024	770,156
1,250,000		Continental Resources, Inc./OK			4.375	1/15/2028	1,282,812
750,000		Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. - 144A			5.625	5/1/2027	727,215
750,000		CVR Energy, Inc. - 144A			5.250	2/15/2025	735,900
1,125,000		DCP Midstream Operating LP			5.125	5/15/2029	1,225,462
1,250,000		DCP Midstream Operating LP			5.375	7/15/2025	1,339,469
750,000		Endeavor Energy Resources LP / EER Finance, Inc. - 144A			5.500	1/30/2026	778,125
1,750,000		Endeavor Energy Resources LP / EER Finance, Inc. - 144A			5.750	1/30/2028	1,857,625
1,250,000		EnLink Midstream Partners LP			4.400	4/1/2024	1,240,625
927,000		EQM Midstream Partners LP			4.750	7/15/2023	961,067
500,000		EQM Midstream Partners LP			5.500	7/15/2028	518,935
1,375,000		EQM Midstream Partners LP - 144A			6.500	7/1/2027	1,487,083
1,125,000		EQT Corp.			3.900	10/1/2027	1,170,000
1,250,000		EQT Corp.			7.875	2/1/2025	1,474,806
500,000		EQT Corp.			8.750	2/1/2030	635,625
1,250,000		Genesis Energy LP / Genesis Energy Finance Corp.			7.750	2/1/2028	1,160,937
3,000,000		Hess Midstream Operations LP - 144A			5.625	2/15/2026	3,107,145
1,000,000		HilCorp Energy I LP / HilCorp Finance Co - 144A.			6.250	11/1/2028	1,058,460
250,000		Holly Energy Partners LP / Holly Energy F - 144Ainance Corp.			5.000	2/1/2028	252,269
1,250,000		Matador Resources Co.			5.875	9/15/2026	1,195,313
1,250,000		MEG Energy Corp. - 144A			7.125	2/1/2027	1,292,969
1,250,000		Moss Creek Resources Holdings, Inc. - 144A			7.500	1/15/2026	1,060,806
1,000,000		Murphy Oil Corp.			5.750	8/15/2025	964,065
1,000,000		Murphy Oil USA, Inc. - 144A			3.750	2/15/2031	1,002,500
750,000		New Fortress Energy, Inc. - 144A			6.750	9/15/2025	783,938
750,000		NuStar Logistics LP			6.000	6/1/2026	798,161
750,000		NuStar Logistics LP			6.375	10/1/2030	828,281
Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Principal Amount ($)					Coupon Rate (%)	Maturity	Value
		CORPORATE BONDS - 51.6% (continued)
		OIL & GAS - 2.2% (continued)
3,250,000		Occidental Petroleum Corp.			2.900	8/15/2024	$ 3,140,313
1,000,000		Occidental Petroleum Corp.			3.500	8/15/2029	929,120
1,000,000		Occidental Petroleum Corp.			5.500	12/1/2025	1,046,500
1,125,000		Occidental Petroleum Corp.			5.550	3/15/2026	1,184,254
3,000,000		Occidental Petroleum Corp.			5.875	9/1/2025	3,168,000
1,000,000		Occidental Petroleum Corp.			6.125	1/1/2031	1,098,425
2,000,000		Occidental Petroleum Corp.			6.375	9/1/2028	2,178,750
2,250,000		Occidental Petroleum Corp.			6.625	9/1/2030	2,529,000
750,000		Occidental Petroleum Corp.			7.500	5/1/2031	866,250
1,750,000		Occidental Petroleum Corp.			8.500	7/15/2027	2,068,281
1,000,000		Occidental Petroleum Corp.			8.875	7/15/2030	1,257,250
2,000,000		Parsley Energy LLC / Parsley Finance Corp. - 144A			5.625	10/15/2027	2,192,500
2,000,000		PBF Holding Co. LLC / PBF Finance Corp.			7.250	6/15/2025	1,331,000
2,900,000		PBF Holding Co. LLC / PBF Finance Corp. - 144A			9.250	5/15/2025	2,801,618
1,000,000		PDC Energy, Inc.			5.750	5/15/2026	1,019,980
2,000,000		QEP Resources, Inc.			5.375	10/1/2022	2,078,750
1,500,000		Range Resources Corp.			4.875	5/15/2025	1,470,274
1,250,000		Seven Generations Energy Ltd. - 144A			5.375	9/30/2025	1,273,017
14,049,000		Sunoco Logistics Partners Operations LP			4.400	4/1/2021	14,093,707
750,000		Sunoco LP / Sunoco Finance Corp.			5.875	3/15/2028	797,670
1,490,000		Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. - 144A			5.500	9/15/2024	1,520,284
1,000,000		Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. - 144A			7.500	10/1/2025	1,066,875
1,000,000		Targa Resources Partners LP / Targa Resources Partners Finance Corp. - 144A			4.875	2/1/2031	1,049,000
1,250,000		Targa Resources Partners LP / Targa Resources Partners Finance Corp.			5.000	1/15/2028	1,292,969
1,250,000		Targa Resources Partners LP / Targa Resources Partners Finance Corp.			5.500	3/1/2030	1,330,075
1,250,000		Western Midstream Operating LP			3.100	2/1/2025	1,296,450
1,000,000		Western Midstream Operating LP			4.750	8/15/2028	1,060,000
750,000		Western Midstream Operating LP			5.300	2/1/2030	826,001
875,000		WPX Energy, Inc.			4.500	1/15/2030	928,375
1,250,000		WPX Energy, Inc.			5.875	6/15/2028	1,355,038
							147,468,810
		OIL & GAS SERVICES & EQUIPMENT - 0.1%
1,750,000		USA Compression Partners LP / USA Compression Finance Corp.			6.875	4/1/2026	1,832,381
2,750,000		Weatherford International Ltd. - 144A			8.750	9/1/2024	2,837,656
							4,670,037
		PUBLISHING & BROADCASTING - 0.2%
2,000,000		Clear Channel Worldwide Holdings, Inc.			9.250	2/15/2024	2,081,880
1,750,000		Gray Television, Inc. - 144A			7.000	5/15/2027	1,914,850
1,500,000		iHeartCommunications, Inc.			8.375	5/1/2027	1,602,653
1,250,000		Lamar Media Corp.			4.875	1/15/2029	1,328,125
1,250,000		Meredith Corp.			6.875	2/1/2026	1,266,281
1,500,000		Nexstar Broadcasting, Inc. - 144A			4.750	11/1/2028	1,547,813
2,500,000		Nexstar Broadcasting, Inc. - 144A			5.625	7/15/2027	2,657,563
750,000		Sinclair Television Group, Inc. - 144A			5.500	3/1/2030	774,225
875,000		TEGNA, Inc. - 144A			4.625	3/15/2028	888,672
500,000		TEGNA, Inc. - 144A			4.750	3/15/2026	530,625
1,000,000		TEGNA, Inc.			5.000	9/15/2029	1,041,550
							15,634,237
		REAL ESTATE OWNERS & DEVELOPERS - 0.2%
1,500,000		Howard Hughes Corp. - 144A			5.375	8/1/2028	1,586,820
2,000,000		Kennedy-Wilson, Inc.			5.875	4/1/2024	2,030,400
							3,617,220
		REAL ESTATE SERVICES - 0.0%
1,500,000		Realogy Group LLC / Realogy Co.-Issuer Corp. - 144A			7.625	6/15/2025	1,631,648
750,000		Realogy Group LLC / Realogy Co.-Issuer Corp. - 144A			9.375	4/1/2027	834,694
							2,466,342
		REITS - 0.5%
750,000		Diversified Healthcare Trust - 144A			4.750	2/15/2028	751,875
3,000,000		ESH Hospitality, Inc. - 144A			5.250	5/1/2025	3,064,425
2,250,000		Iron Mountain, Inc. - 144A			4.500	2/15/2031	2,303,438
1,000,000		Iron Mountain, Inc. - 144A			4.875	9/15/2029	1,043,000
1,250,000		Iron Mountain, Inc. - 144A			5.000	7/15/2028	1,315,250
1,375,000		Iron Mountain, Inc. - 144A			5.250	7/15/2030	1,462,656
1,250,000		iStar, Inc.			4.750	10/1/2024	1,284,363
5,000,000		iStar, Inc.			5.500	2/15/2026	5,071,875
1,000,000		MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.			4.500	9/1/2026	1,065,000
1,000,000		MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. - 144A			4.625	6/15/2025	1,061,000
2,250,000		MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.			5.625	5/1/2024	2,429,449
1,875,000		MPT Operating Partnership LP / MPT Finance Corp.			4.625	8/1/2029	2,008,481
2,050,000		Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer - 144A			5.875	10/1/2028	2,151,219
1,000,000		RHP Hotel Properties LP / RHP Finance Corp.			4.750	10/15/2027	1,021,690
1,375,000		SBA Communications Corp.			4.000	10/1/2022	1,391,878
1,000,000		Service Properties Trust			4.950	10/1/2029	954,620
1,750,000		Service Properties Trust			7.500	9/15/2025	1,979,750
500,000		Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC - 144A			7.125	12/15/2024	514,687
2,000,000		Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC - 144A			7.875	2/15/2025	2,158,100
1,000,000		Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC			8.250	10/15/2023	1,015,478
500,000		VICI Properties LP / VICI Note Co., Inc. - 144A			4.125	8/15/2030	521,265
2,000,000		VICI Properties LP / VICI Note Co., Inc. - 144A			4.250	12/1/2026	2,071,850
1,000,000		VICI Properties LP / VICI Note Co., Inc. - 144A			4.625	12/1/2029	1,064,190
500,000		XHR LP - 144A			6.375	8/15/2025	523,438
							38,228,977
		RETAIL CONSUMER STAPLES- 1.4%
19,000,000		7-Eleven, Inc. - 144A			0.625	2/10/2023	19,026,926
48,500,000		7-Eleven, Inc., 3 mo. LIBOR + 0.450% ** - 144A			0.000	8/10/2022	48,532,763
1,000,000		Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC -144A			3.250	3/15/2026	1,008,750
1,000,000		Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC -144A			3.500	3/15/2029	988,750
2,000,000		Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC -144A			4.625	1/15/2027	2,098,030
1,750,000		Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC -144A			4.875	2/15/2030	1,872,133
750,000		Rite Aid Corp. - 144A			7.500	7/1/2025	790,706
625,000		Rite Aid Corp. - 144A			8.000	11/15/2026	672,656
16,700,000		Walgreens Boots Alliance, Inc.			3.300	11/18/2021	16,998,398
							91,989,112
Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Principal Amount ($)					Coupon Rate (%)	Maturity	Value
		CORPORATE BONDS - 51.6% (continued)
		RETAIL - DISCRETIONARY - 0.5%
500,000		American Builders & Contractors Supply Co., Inc. - 144A			4.000	1/15/2028	$ 516,470
3,125,000		American Builders & Contractors Supply Co., Inc. - 144A			5.875	5/15/2026	3,244,141
1,250,000		Beacon Roofing Supply, Inc. - 144A			4.875	11/1/2025	1,268,156
625,000		Builders FirstSource., Inc. - 144A			5.000	3/1/2030	668,750
1,500,000		Builders FirstSource., Inc. - 144A			6.750	6/1/2027	1,616,250
1,750,000		Carvana Co. - 144A			5.625	10/1/2025	1,811,040
1,000,000		Carvana Co. - 144A			5.875	10/1/2028	1,040,000
3,000,000		Gap, Inc. - 144A			8.375	5/15/2023	3,455,640
1,000,000		Ken Garff Automotive LLC - 144A			4.875	9/15/2028	1,029,425
1,750,000		L Brands, Inc. - 144A			6.625	10/1/2030	1,972,023
2,500,000		L Brands, Inc. - 144A			6.875	7/1/2025	2,726,139
1,250,000		L Brands, Inc. - 144A			9.375	7/1/2025	1,545,313
4,000,000		Lithia Motors, Inc. - 144A			4.375	1/15/2031	4,242,500
1,000,000		Macy's, Inc. - 144A			8.375	6/15/2025	1,108,940
500,000		Michaels Stores, Inc. - 144A			4.750	10/1/2027	513,250
1,125,000		Penske Automotive Group, Inc.			5.500	5/15/2026	1,168,791
1,750,000		PetSmart, Inc. - 144A			7.125	3/15/2023	1,760,062
750,000		PetSmart, Inc. - 144A			8.875	6/1/2025	783,998
2,000,000		QVC, Inc.			4.375	9/1/2028	2,083,750
1,375,000		QVC, Inc.			4.750	2/15/2027	1,476,750
3,750,000		Staples, Inc. - 144A			7.500	4/15/2026	3,830,963
							37,862,351
		SEMICONDUCTORS - 0.2%
7,376,000		Microchip Technology, Inc.			3.922	6/1/2021	7,461,697
600,000		ON Semiconductor Corp. - 144A			3.875	9/1/2028	622,500
1,500,000		Qorvo, Inc. - 144A			3.375	4/1/2031	1,535,625
1,250,000		Qorvo, Inc.			4.375	10/15/2029	1,366,213
2,250,000		Sensata Technologies UK Financing Co. PLC - 144A			6.250	2/15/2026	2,328,086
							13,314,121
		SOFTWARE - 0.7%
600,000		Black Knight InfoServ LLC - 144A			3.625	9/1/2028	607,920
1,250,000		Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.- 144A			5.750	3/1/2025	1,283,687
1,750,000		Open Text Corp.- 144A			3.875	2/15/2028	1,792,385
1,000,000		Open Text Holdings, Inc.- 144A			4.125	2/15/2030	1,051,550
1,500,000		PTC, Inc. - 144A			3.625	2/15/2025	1,540,313
1,500,000		Solera LLC / Solera Finance, Inc.- 144A			10.500	3/1/2024	1,548,375
2,250,000		SS&C Technologies, Inc.- 144A			5.500	9/30/2027	2,388,285
1,125,000		Veritas US Inc / Veritas Bermuda Ltd.- 144A			10.500	2/1/2024	1,128,803
32,418,000		VMware, Inc.			2.950	8/21/2022	33,591,802
							44,933,120
		SPECIALTY FINANCE - 2.2%
750,000		AerCap Holdings NV, 5 yr. USD Swaps + 4.535% **			5.875	10/10/2079	762,656
8,474,000		Air Lease Corp., 3 mo. LIBOR + 0.670% **			0.902	6/3/2021	8,477,616
2,000,000		Alliance Data Systems Corp. - 144A			7.000	1/15/2026	2,123,750
1,500,000		Ally Financial, Inc.			5.750	11/20/2025	1,746,883
23,385,000		American Express Co., 3 mo. LIBOR + 0.525% **			0.747	5/17/2021	23,410,002
20,000,000		American Express Co., 3 mo. LIBOR + 0.600% **			0.825	11/5/2021	20,074,209
17,997,000		American Express Co.			3.700	11/5/2021	18,418,252
21,443,000		Capital One Financial Corp.			3.450	4/30/2021	21,552,507
22,791,000		Capital One Financial Corp.			4.750	7/15/2021	23,251,003
500,000		Fortress Transportation and Infrastructure Investors LLC - 144A			9.750	8/1/2027	566,287
750,000		Freedom Mortgage Corp. - 144A			7.625	5/1/2026	795,712
1,000,000		Freedom Mortgage Corp. - 144A			8.250	4/15/2025	1,047,500
10,000,000		General Motors Financial Co., Inc.			1.075	4/9/2021	10,009,944
2,000,000		MGIC Investment Corp.			5.250	8/15/2028	2,143,750
1,750,000		Nationstar Mortgage Holdings, Inc. - 144A			5.500	8/15/2028	1,810,156
750,000		Nationstar Mortgage Holdings, Inc. - 144A			6.000	1/15/2027	794,415
1,250,000		Navient Corp.			5.000	3/15/2027	1,272,038
750,000		Navient Corp.			6.750	6/25/2025	822,656
1,250,000		OneMain Finance Corp.			6.125	3/15/2024	1,367,563
1,250,000		OneMain Finance Corp.			6.625	1/5/2028	1,461,488
1,500,000		OneMain Finance Corp.			6.875	3/15/2025	1,724,063
1,750,000		OneMain Finance Corp.			7.125	3/15/2026	2,049,696
1,750,000		Quicken Loans LLC / Quicken Loans Co-Issuer, Inc. - 144A			3.625	3/1/2029	1,754,069
2,000,000		Quicken Loans LLC / Quicken Loans Co-Issuer, Inc. - 144A			3.875	3/1/2031	2,032,500
							149,468,715
		STEEL - 0.2%
750,000		ArcelorMittal S.A.			3.600	7/16/2024	799,966
750,000		ArcelorMittal S.A.			4.250	7/16/2029	839,749
3,000,000		Big River Steel LLC / BRS Finance Corp. - 144A			6.625	1/31/2029	3,242,850
5,500,000		United States Steel Corp.			6.250	3/15/2026	5,290,313
750,000		United States Steel Corp.			6.875	8/15/2025	740,535
							10,913,413
		TECHNOLOGY HARDWARE - 0.5%
2,000,000		CDW LLC / CDW Finance Corp.			3.250	2/15/2029	2,015,360
1,750,000		CDW LLC / CDW Finance Corp.			5.500	12/1/2024	1,928,281
1,000,000		CommScope Technologies LLC - 144A			5.000	3/15/2027	993,125
750,000		CommScope Technologies LLC - 144A			6.000	6/15/2025	766,012
1,000,000		CommScope, Inc. - 144A			7.125	7/1/2028	1,065,325
1,000,000		CommScope, Inc. - 144A			8.250	3/1/2027	1,076,255
750,000		Diebold Nixdorf, Inc.			8.500	4/15/2024	765,937
10,500,000		Hewlett Packard Enterprise Co., 3 mo. LIBOR + 0.680% **			0.899	3/12/2021	10,507,327
2,750,000		NCR Corp. - 144A			5.000	10/1/2028	2,830,781
1,500,000		NCR Corp. - 144A			5.250	10/1/2030	1,570,313
1,625,000		Telefonaktiebolaget LM Ericsson			4.125	5/15/2022	1,694,184
2,250,000		ViaSat, Inc. - 144A			5.625	9/15/2025	2,297,813
3,250,000		Western Digital Corp.			4.750	2/15/2026	3,607,500
1,000,000		Xerox Holdings Corp. - 144A			5.500	8/15/2028	1,032,825
							32,151,038
		TECHNOLOGY SERVICES - 0.8%
1,250,000		Banff Merger Sub, Inc. - 144A			9.750	9/1/2026	1,331,437
1,000,000		Booz Allen Hamilton, Inc. - 144A			3.875	9/1/2028	1,029,375
1,750,000		Dun & Bradstreet Corp. - 144A			10.250	2/15/2027	1,959,676
1,000,000		Gartner, Inc. - 144A			3.750	10/1/2030	1,032,500
1,750,000		Gartner, Inc. - 144A			4.500	7/1/2028	1,847,912
30,000,000		International Business Machines Corp., 3 mo. LIBOR + 0.400% **			0.621	5/13/2021	30,036,805
3,000,000		MPH Acquisition Holdings LLC - 144A			5.750	11/1/2028	2,977,500

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Principal Amount ($)					Coupon Rate (%)	Maturity	Value
		CORPORATE BONDS - 51.6% (continued)
		TECHNOLOGY SERVICES - 0.8% (continued)
1,250,000		MSCI, Inc. - 144A			3.875	2/15/2031	$ 1,336,088
4,000,000		MSCI, Inc. - 144A			4.750	8/1/2026	4,150,000
1,150,000		Nielsen Co. Luxembourg SARL - 144A			5.500	10/1/2021	1,156,112
1,000,000		Nielsen Finance LLC / Nielsen Finance Co. - 144A			5.625	10/1/2028	1,072,300
2,000,000		Nielsen Finance LLC / Nielsen Finance Co. - 144A			5.875	10/1/2030	2,221,250
875,000		Sabre GLBL, Inc. - 144A			9.250	4/15/2025	1,039,238
1,000,000		Tempo Acquisition LLC / Tempo Acquisition Finance Corp. - 144A			6.750	6/1/2025	1,030,000
1,125,000		Verscend Escrow Corp. - 144A			9.750	8/15/2026	1,215,647
							53,435,840
		TELECOMMUNICATIONS - 0.8%
1,250,000		Altice France Holding SA - 144A			6.000	2/15/2028	1,261,694
2,000,000		Altice France SA/France - 144A			5.125	1/15/2029	2,066,250
3,000,000		Altice France SA/France - 144A			8.125	2/1/2027	3,318,435
750,000		CenturyLink, Inc. - 144A			4.000	2/15/2027	776,544
3,875,000		CenturyLink, Inc. - 144A			5.125	12/15/2026	4,126,236
750,000		CIncinnati Bell, Inc. - 144A			7.000	7/15/2024	780,000
2,125,000		Connect FInco SARL / Connect US FInco LLC - 144A			6.750	10/1/2026	2,273,431
1,750,000		Frontier Communications Corp. - 144A			5.875	10/15/2027	1,887,856
500,000		Hughes Satellite Systems Corp.			5.250	8/1/2026	555,963
1,000,000		Hughes Satellite Systems Corp.			6.625	8/1/2026	1,132,870
1,250,000		Intrado Corp. - 144A			8.500	10/15/2025	1,236,719
1,250,000		Koninklijke KPN NV - 144A			7.000	3/28/2073	1,323,813
1,250,000		Level 3 Financing, Inc. - 144A			4.250	7/1/2028	1,286,000
1,500,000		Level 3 Financing, Inc. - 144A			4.625	9/15/2027	1,564,568
1,250,000		Qwest Corp.			6.750	12/1/2021	1,310,656
500,000		Sprint Communications, Inc.			6.000	11/15/2022	537,900
9,239,000		Sprint Corp.			7.250	9/15/2021	9,555,436
1,500,000		Sprint Corp.			7.625	2/15/2025	1,794,375
1,250,000		Sprint Corp.			7.625	3/1/2026	1,542,519
4,375,000		Sprint Corp.			7.875	9/15/2023	5,058,594
1,000,000		T-Mobile USA, Inc.			4.750	2/1/2028	1,069,350
3,250,000		T-Mobile USA, Inc.			6.000	4/15/2024	3,289,163
2,500,000		Vmed O2 UK Financing I plc - 144A			4.250	1/31/2031	2,500,525
2,125,000		Vodafone Group plc			7.000	4/4/2079	2,640,906
1,750,000		Windstream Escrow LLC / Windstream Escrow Finance Corp. - 144A			7.750	8/15/2028	1,775,156
1,000,000		Zayo Group Holdings, Inc. - 144A			6.125	3/1/2028	1,041,888
							55,706,847
		TOBACCO & CANNABIS - 0.1%
7,281,000		Altria Group, Inc.			4.750	5/5/2021	7,364,917
750,000		Vector Group Ltd. - 144A			10.500	11/1/2026	804,116
							8,169,033
		TRANSPORTATION & LOGISTICS - 0.2%
1,250,000		American Airlines Group, Inc. - 144A			3.750	3/1/2025	959,375
1,000,000		American Airlines, Inc. - 144A			5.000	6/1/2022	946,875
1,750,000		American Airlines, Inc. - 144A			11.750	7/15/2025	2,032,800
3,000,000		Delta Air Lines, Inc. / SkyMiles IP Ltd. -144A			4.500	10/20/2025	3,205,640
3,000,000		Delta Air Lines, Inc. / SkyMiles IP Ltd. - 144A			4.750	10/20/2028	3,320,894
750,000		Delta Air Lines, Inc.			3.750	10/28/2029	736,248
1,750,000		Delta Air Lines, Inc.			7.375	1/15/2026	2,010,623
4,000,000		XPO Logistics, Inc. - 144A			6.250	5/1/2025	4,300,000
							17,512,455
		TRANSPORTATION EQUIPMENT - 0.1%
2,500,000		Allison Transmission, Inc. - 144A			4.750	10/1/2027	2,619,500
750,000		Navistar International Corp. - 144A			6.625	11/1/2025	782,738
750,000		Navistar International Corp. - 144A			9.500	5/1/2025	836,273
							4,238,511

		TOTAL CORPORATE BONDS (Cost - $3,485,161,218)					3,511,432,945

		MUNICIPAL BONDS & NOTES - 0.6%
		CALIFORNIA - 0.4%
11,435,000		Los Angeles Community College District/CA			0.276	8/1/2021	11,437,859
11,425,000		Los Angeles Community College District/CA			0.326	8/1/2022	11,434,483
1,250,000		San Francisco Community College District			3.000	6/15/2022	1,294,912
							24,167,254
		NEW JERSEY - 0.1%
961,125		County of Camden			1.500	10/19/2021	970,554
2,500,000		State of New Jersey			4.000	6/1/2023	2,711,275
							3,681,829
		NEW YORK - 0.1%
5,550,000		Metropolitan Transportation Authority			5.000	5/15/2022	5,836,713
6,105,000		Metropolitan Transportation Authority			5.000	9/1/2022	6,491,263
							12,327,976

		TOTAL MUNICIPAL BONDS & NOTES (Cost - $39,716,708)					40,177,059

		U.S. GOVERNMENT & AGENCIES - 0.3%
20,000,000		United States Treasury Note			0.250	8/31/2025	19,877,344
		TOTAL U.S. GOVERNMENT & AGENCIES (Cost - $19,976,268)

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Principal Amount ($)					Coupon Rate (%)	Maturity	Value
		SHORT-TERM INVESTMENTS - 26.4%
		CERTIFICATES OF DEPOSITS - 2.6%
		BANKING - 2.6%
50,000,000		Royal Bank of Canada, New York, 3 mo. LIBOR + 0.090% **			0.320	12/7/2021	$ 50,040,066
50,000,000		Royal Bank of Canada, New York, 3 mo. LIBOR + 0.090% **			0.311	12/10/2021	50,040,327
50,000,000		Toronto-Dominion Bank, New York, 3 mo. + 0.070% **			0.304	10/8/2021	50,011,829
25,000,000		Toronto-Dominion Bank, New York, 3 mo. + 0.090% ** - 144A			0.322	12/3/2021	25,012,442
		TOTAL CERTIFICATES OF DEPOSITS (Cost - $175,000,000)					175,104,664

		COMMERCIAL PAPER - 2.1%
		BANKING - 0.3%
23,000,000		Hilltop Securities, Inc.			0.000	2/10/2021	22,994,538

		OIL & GAS - 0.4%
25,000,000		Shell International Finance BV - 144A			0.000	10/1/2021	24,963,420

		RETAIL - CONSUMER STAPLES - 0.7%
50,000,000		Walgreens Boots Alliance, Inc.			0.000	5/3/2021	49,959,136

		TELECOMMUNICATIONS - 0.7%
49,000,000		AT&T, Inc.			0.000	12/14/2021	48,838,914

		TOTAL COMMERCIAL PAPER (Cost $146,727,396)					146,756,008
Shares
		MONEY MARKET FUNDS - 21.4%
74,900,067		BlackRock Liquidity Funds TempFund Portfolio - Institutional Class, 0.06% +					74,945,007
52,343,949		Dreyfus Treasury Obligations Cash Management Fund - Institutional Shares, 0.03% +					52,343,949
499,750,125		JPMorgan Prime Money Market Fund - Capital Shares, 0.11% +					500,000,000
344,825,541		Morgan Stanley Institutional Liquidity Funds - Prime Portfolio - Institutional Class, 0.07% +					344,860,024
484,309,182		Western Asset Institutional Liquid Reserves - Institutional Shares, 0.06% +					484,502,905
		TOTAL MONEY MARKET FUNDS (Cost - $1,456,766,545)					1,456,651,885

Principal Amount ($)		REPURCHASE AGREEMENTS - 0.3%
25,000,000		Fixed Income Clearing Corp., dated 1/29/2021, due 2/1/2021, 0.08%, repurchase price $25,000,000 value at maturity including
		interest earned $25,000,083 (Collateralized by U.S. Treasury Note $24,820,500, 1.500%, 1/15/2023; aggregate market value plus					25,000,000
		accrued interest $25,500,088)
		TOTAL REPURCHASE AGREMENTS (Cost - $25,000,000)

		TOTAL SHORT-TERM INVESTMENTS (Cost - $1,803,493,941)					1,803,512,557

Contracts ^
		OPTIONS PURCHASED * - 0.0%
		CALL OPTIONS PURCHASED - 0.0%		Strike Price	Expiration	Notional Amount
5,000		iShares iBoxx High Yield Corporate Bond ETF		$ 87.50	February-21	$ 43,750,000	100,000
12,000		iShares iBoxx High Yield Corporate Bond ETF		88.00	February-21	52,800,000	84,000
5,000		iShares iBoxx High Yield Corporate Bond ETF		89.00	February-21	22,250,000	15,000
		TOTAL OPTIONS PURCHASED (Cost $516,786)					199,000
Shares
		COLLATERAL FOR SECURITIES LOANED - 5.5%
373,607,792		Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Shares, 0.03% + (b)					373,607,792
		TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $373,607,792)

		TOTAL INVESTMENTS - 100.0% (Cost - $6,755,245,012)					$ 6,808,936,649
		OPTIONS WRITTEN (Premiums Received - $1,039,402) - (0.0) %					(815,000)
		OTHER ASSETS LESS LIABILITIES - 0.0%					2,028,499
		NET ASSETS - 100.0%					$ 6,810,150,148
Contracts ^
		OPTIONS WRITTEN * - (0.0) %
		CALL OPTIONS WRITTEN - (0.0) %
(10,000)		iShares iBoxx High Yield Corporate Bond ETF		87.00	February-21	(87,000,000)	$ (400,000)
		TOTAL CALL OPTIONS WRITTEN (Premiums Received - $734,587)

		PUT OPTIONS WRITTEN - (0.0) %
(5,000)		iShares iBoxx High Yield Corporate Bond ETF		87.00	February-21	(43,500,000)	(415,000)
		TOTAL PUT OPTIONS WRITTEN (Premiums Received - $304,815)

		TOTAL OPTIONS WRITTEN (Premiums Received - $1,039,402)					(815,000)
ETF - Exchange-Traded Fund
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
* Non-income producing.
** Variable rate security. Interest rate is as of January 31, 2021.
# Affiliated Security.
^ Each option contract allows the Fund to sell 1 underlying futures contract.
+ Money market fund; interest rate reflects seven-day effective yield on January 31, 2021.
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $1,259,797,941 or 18.5% of net assets.
(a) All or a portion of the security is on loan. Total loaned securities had a value of $348,690,128 at January 31, 2021.
(b) Security purchased with cash proceeds of securities lending collateral.

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

FUTURES CONTRACTS
Number of Long Contracts		Open Long Future Contracts	Expiration	Notional Value at January 31, 2021			Unrealized Appreciation
2,105		5-Year U.S. Treasury Note Futures	March-21	$ 264,966,875			$ 247,198
2,997		S&P 500 E-Mini Futures	March-21	555,224,220			2,347,027
		TOTAL FUTURES CONTRACTS					$ 2,594,225

TOTAL RETURN SWAPS
Notional Amount at January 31, 2021	Number of Shares	Reference Entity	Interest Rate Payable (1)		Termination Date	Counterparty	Unrealized Appreciation
$ 103,958,000	1,000,000	SPDR Bloomberg Barclays High Yield Bond ETF	3 Mth USD LIBOR plus 15bp		7/13/2021	BOA	$ 4,821,774
BOA - Bank of America
(1) Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

OPEN CREDIT DEFAULT SWAP AGREEMENTS (1)
OPEN CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION (2)
Reference Entity	Counterparty	Termination Date	Interest Rate Payable	Notional Value at January 31, 2021	Fair Value	Upfront Premiums Paid	Unrealized Appeciation
CDX North American High Yield Series 35	GS	12/20/2025	5.00%	$ 2,678,500,000	$ 229,435,845	$ 177,244,344	$ 52,191,501
CDX North American High Yield Series 33	GS	12/20/2024	5.00%	89,000,000	8,033,615	7,984,922	48,693
CDX North American High Yield Series 35	MS	12/20/2025	5.00%	123,900,000	10,613,067	4,874,458	5,738,609
					$ 248,082,527	$ 190,103,724	$ 57,978,803

TOTAL OPEN CREDIT DEFAULT SWAP					$ 248,082,527	$ 190,103,724	$ 57,978,803

TOTAL SWAP APPRECIATION							$ 62,800,577

GS - Goldman Sachs
MS - Morgan Stanley
(1) For centrally cleared swaps, the notional amounts represent the maximum potential the Fund may pay/receive as a seller/buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the reference entity.
(2) For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

Navigator Ultra Short Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 92.7%
	AEROSPACE/DEFENSE- 2.7%
1,500,000	Spirit AeroSystems, Inc., 3 mo. LIBOR + 0.800% **	1.016	6/15/2021	$ 1,482,802

	AEROSPACE/DEFENSE- 0.8%
448,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.	6.250	2/1/2022	448,672

	AUTO MANUFACTURERS - 21.4%
1,500,000	American Honda Finance Corp., 3 mo. LIBOR + 0.350% **	0.571	6/11/2021	1,501,965
1,000,000	Daimler Finance North America LLC, 3 mo. LIBOR + 0.550% - 144A **	0.770	5/4/2021	1,001,309
1,000,000	Daimler Finance North America LLC, 3 mo. LIBOR + 0.900% - 144A **	1.121	2/15/2022	1,007,636
1,500,000	Ford Motor Credit Co. LLC, 3 mo. LIBOR + 3.140% **	3.377	1/7/2022	1,526,250
1,500,000	Ford Motor Credit Co. LLC	3.336	3/18/2021	1,503,609
1,000,000	General Motors Co., 3 mo. LIBOR + 0.900% **	1.130	9/10/2021	1,002,526
500,000	Hyundai Capital America, 3 mo. LIBOR + 0.940% - 144A **	1.174	7/8/2021	500,728
1,000,000	Nissan Motor Acceptance Corp., 3 mo. LIBOR + 0.520% ** - 144A	0.736	3/15/2021	999,996
1,000,000	Nissan Motor Acceptance Corp. - 144A	3.650	9/21/2021	1,018,272
1,500,000	Volkswagen Group of America Finance LLC, 3 mo. LIBOR + 0.860% - 144A **	1.098	9/24/2021	1,507,694
				11,569,985
	BANKING - 8.9%
931,000	Barclays plc	3.200	8/10/2021	944,890
1,600,000	Manufacturers & Traders Trust Co., 3 mo. LIBOR + 0.640% **	0.865	12/1/2021	1,600,383
2,250,000	Toronto-Dominion Bank, 3 mo. LIBOR + 0.300% **	0.514	7/30/2021	2,253,322
				4,798,595
	BIOTECH & PHARMA- 2.3%
1,250,000	Bayer US Finance II, LLC, 3 mo. LIBOR + 0.630% ** - 144A	0.881	6/25/2021	1,252,420

	CABLE & SATELLITE - 2.3%
1,250,000	Time Warner Cable, LLC	4.000	9/1/2021	1,264,943

	CONTAINERS & PACKAGING - 0.5%
250,000	Ball Corp.	5.000	3/15/2022	261,606

	ELECTRIC UTILTIES- 4.7%
2,100,000	NextEra Energy Capital Holdings, Inc., 3 mo. LIBOR + 0.550% **	0.774	8/28/2021	2,100,905
400,000	Southern California Edison Co., 3 mo. LIBOR + 0.270% **	0.501	12/3/2021	400,358
				2,501,263
	FOOD - 8.6%
2,380,000	Campbell Soup Co., 3 mo. LIBOR + 0.630% **	0.847	3/15/2021	2,381,634
2,268,000	General Mills, Inc., 3 mo. LIBOR + 0.540% **	0.763	4/16/2021	2,270,427
				4,652,061
	HEALTH CARE FACILITIES & SERVICES - 2.4%
1,300,000	CVS Health Corp., 3 mo. LIBOR + 0.720% **	0.950	3/9/2021	1,300,972

	INSTITUTIONAL FINANCIAL SERVICES - 1.9%
1,000,000	Goldman Sachs Group, Inc., 3 mo. LIBOR + 1.360% **	1.578	4/23/2021	1,001,806

	INSURANCE - 8.8%
1,750,000	Jackson National Life Global Funding, SOFR + 0.500% - 144A **	0.577	5/27/2021	1,751,403
3,000,000	Met Tower Global Funding, SOFR + 0.550% - 144A **	0.609	1/17/2023	3,020,646
				4,772,049
	LEISURE FACILITIES & SERVICES - 5.4%
896,000	Hyatt Hotels Corp.	5.375	8/15/2021	906,482
2,000,000	Marriott International, Inc., 3 mo. LIBOR + 0.650% **	0.876	3/8/2021	2,000,548
				2,907,030
	MACHINERY - 3.7%
2,000,000	Caterpillar Financial Services Corp., 3 mo. LIBOR + 0.280% **	0.505	9/7/2021	2,003,659

Navigator Ultra Short Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 92.7% (continued)
	OIL & GAS PRODUCERS - 2.8%
1,500,000	Sunoco Logistics Partners Operations, L.P.	4.400	4/1/2021	$ 1,504,773

	RETAIL - CONSUMER STAPLES - 4.7%
1,500,000	7-Eleven, Inc., 3 mo. LIBOR + 0.450% ** - 144A	0.000	8/10/2022	1,501,013
1,000,000	7-Eleven, Inc. - 144A	0.625	2/10/2023	1,001,417
				2,502,430
	SEMICONDUCTORS - 1.9%
1,000,000	Microchip Technology, Inc.	3.922	6/1/2021	1,011,618

	SPECIALTY FINANCE - 2.3%
1,215,000	General Motors Financial Co., Inc., 3 mo. LIBOR + 0.850% **	1.075	4/9/2021	1,216,208

	TECHNOLOGY HARDWARE - 2.8%
1,500,000	Hewlett Packard Enterprise Co., 3 mo. LIBOR + 0.680% **	0.899	3/12/2021	1,501,047

	TELECOMMUNICATIONS - 3.8%
2,000,000	Sprint Corp.	7.250	9/15/2021	2,068,500

	TOTAL CORPORATE BONDS (Cost - $49,959,892)			50,022,439

	MUNICIPAL BONDS & NOTES - 5.9%
	ILLINOIS - 2.6%
1,355,000	State of Illinois	5.000	11/1/2021	1,392,750

	NEW YORK - 3.3%
715,000	Metropolitan Transportation Authority	4.000	2/1/2022	736,300
535,000	Metropolitan Transportation Authority	5.000	5/15/2022	562,638
435,000	Metropolitan Transportation Authority	5.000	9/1/2022	462,523
				1,761,461

	TOTAL MUNICIPAL BONDS & NOTES (Cost - $3,089,052)			3,154,211

Shares
	SHORT-TERM INVESTMENTS - 5.6%
	COMMERCIAL PAPER - 5.5%
1,000,000	AT&T, Inc	0.000	12/14/2021	996,713
2,000,000	Hilltop Securities, Inc.	0.000	2/10/2021	1,999,525
	TOTAL COMMERCIAL PAPER (Cost - $2,996,014)			2,996,238

	MONEY MARKET FUND - 0.1%
65,354	Dreyfus Treasury Obligations Cash Management Fund - Institutional Shares, 0.03% +			65,354
	TOTAL MONEY MARKET FUND (Cost - $65,354)

	TOTAL SHORT TERM INVESTMENTS (Cost - $3,061,368)			3,061,592

	TOTAL INVESTMENTS - 104.2% (Cost - $56,110,312)			$ 56,238,242
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.2) %			(2,245,774)
	NET ASSETS - 100.0%			$ 53,992,468

LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partner
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
** Variable rate security. Interest rate is as of January 31, 2021.
+ Money market fund; interest rate reflects seven-day effective yield on January 31, 2021.
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $14,562,534 or 27.0% of net assets.

Navigator Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2021

The following is a summary of significant accounting policies followed by the Funds.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).  The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and futures options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding.  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -  As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Navigator Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2021

Options Transactions – The Funds are subject to equity price and interest rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Funds' portfolio.  If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.  The amount of unrealized gain on options in the Navigator Sentry Managed Volatility Fund subject to equity contracts risk was $389,616. The amount of unrealized loss on options in the Navigator Tactical Fixed Income Fund subject to credit contracts risk was $93,384.

Futures Contracts –  The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives.  The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds' agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.  The amount of unrealized gain on futures contracts in the Navigator Taxctical Fixed Income Fund subject to equity contracts risk and interest rate contracts risk was $2,347,027 and $247,198, respectively.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss which could potentially be unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Swap Agreements - The Funds are subject to equity price risk, interest rate risk, credit risk, counterparty risk and/or commodity risk in the normal course of pursuing their respective investment objectives.  The Fund may enter into interest rate, index and currency exchange rate swap agreements in an attempt to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The Fund's obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Changes in the value of swap agreements are recognized as unrealized gains and losses by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss.  The Fund segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction.  The amount of unrealized gain on swap contracts in the Navigator Taxctical Fixed Income Fund subject to credit contracts risk was $62,800,577.

The notional value of swaps, the unrealized appreciation (depreciation) on futures and the value of options disclosed in the Portfolio of Investments at January 31, 2021 are a reflection of the volume of derivative activity for the Funds.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

Navigator Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2021

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2021 for the Funds' assets and liabilities measured at fair value:

Navigator Equity Hedged Fund
Assets **	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 24,690,210	$ -	$ -	$ 24,690,210
Mutual Fund	2,492,890	-	-	2,492,890
Short-Term Investments	1,444,371	-	-	1,444,371
Collateral For Securities Loaned	7,626,962	-	-	7,626,962
Total	$ 36,254,433	$ -	$ -	$ 36,254,433

Navigator Sentry Managed Volatility Fund
Assets **	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 8,432,000	$ -	$ -	$ 8,432,000
Call Options Purchased	-	1,200,000	-	1,200,000
Put Options Purchased	-	2,571,000	-	2,571,000
Short-Term Investments	8,607,139	-	-	8,607,139
Total	$ 17,039,139	$ 3,771,000	$ -	$ 20,810,139

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short	$ 8,432,000	$ -	$ -	$ 8,432,000
Call Options Written	-	1,405,000	-	1,405,000
Put Options Written	-	1,396,500		1,396,500
Total	$ 8,432,000	$ 2,801,500	$ -	$ 11,233,500

Navigator Tactical Fixed Income Fund
Assets **	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 831,641,062	$ -	$ -	$ 831,641,062
Mutual Funds	208,479,582	-	-	208,479,582
Agency Bonds	-	20,009,308	-	20,009,308
Corporate Bonds	-	3,511,432,945	-	3,511,432,945
Municipal Bonds & Notes	-	40,177,059	-	40,177,059
U.S. Government & Agencies	-	19,877,344	-	19,877,344
Short-Term Investments	1,456,651,885	346,860,672	-	1,803,512,557
Collateral For Securities Loaned	373,607,792	-	-	373,607,792
Options Purchased	199,000	-	-	199,000
Futures Contracts*	2,594,225	-	-	2,594,225
Open Swap Contracts ^	-	62,800,577		62,800,577
Total	$ 2,873,173,546	$ 4,001,157,905	$ -	$ 6,874,331,451

Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$ 815,000	$ -	$ -	$ 815,000
Total	$ 815,000	$ -	$ -	$ 815,000

Navigator Ultra Short Bond Fund
Assets **	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 50,022,439	$ -	$ 50,022,439
Municipal Bonds & Notes	-	3,154,211	-	3,154,211
Short-Term Investments	65,354	2,996,238	-	3,061,592
Total	$ 65,354	$ 56,172,888	$ -	$ 56,238,242

Navigator Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2021

The Funds did not hold any Level 3 securities during the period.
* Includes cumulative unrealized gain (loss) on futures contracts open at January 31, 2021.
** Refer to the Portfolio of Investments for industry, geographic, or other classifications.
^ The amounts shown for swaps are unrealized appreciation/depreciation.

Underlying Investment in Other Investment Companies

The Navigator Equity Hedged Fund ("Equity Fund") currently invest a portion of its assets in the Morgan Stanley Institutional Liquidity Funds Government Portfolio Fund (“Morgan Stanley”). The Equity Fund may redeem its investment from Morgan Stanley at any time if the Advisor determines that it is in the best interest of the Equity Fund and its shareholders to do so. The performance of the Equity Fund will be directly affected by the performance of Morgan Stanley. The financial statements of the Morgan Stanley, including its portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with Equity Fund’s portfolio of investments. As of January 31, 2021, the percentage of the Equity Fund’s net assets invested in Morgan Stanley was 26.6%.

The Navigator Sentry Fund ("Sentry Fund") currently invest a portion of its assets in Dreyfus Treasury Obligations Cash Management Fund (“Dreyfus”). The Sentry Fund may redeem its investment from Milestone at any time if the Advisor determines that it is in the best interest of the Sentry Fund and its shareholders to do so. The performance of the Sentry Fund will be directly affected by the performance of Milestone. The financial statements of the Milestone, including its portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with Sentry Fund’s portfolio of investments. As of January 31, 2021, the percentage of the Sentry Fund’s net assets invested in Dreyfus was 86.6%.

The identified cost of investments in securities owned by the Funds for federal income tax purposes and their respective gross unrealized appreciation and depreciation at January 31, 2021, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation / (Depreciation)
Navigator Equity Hedged Fund	$ 36,690,373	$ 1,437,441	$ (1,873,381)	$ (435,940)
Navigator Sentry Managed Volatility Fund	10,305,466	2,369,992	(3,098,819)	(728,827)
Navigator Tactical Fixed Income Fund	6,831,003,434	56,388,228	(79,270,013)	(22,881,785)
Navigator Ultra Short Bond Fund	56,110,312	145,978	(18,048)	127,930